SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
SEGMENTED INFORMATION
Reportable segment results

For the year ended December 31, 2022, reportable segment results were as follows:

		Closed
		Mines	Corporate
(in thousands)	Mining	Services	and Other	Total

Statement of Operations:
Revenues	8,973	7,972	—	16,945

Expenses:
Operating expenses	(4,603)	(7,022)	—	(11,625)
Exploration	(8,097)	—	—	(8,097)
Evaluation	(22,181)	—	—	(22,181)
General and administrative	(22)	—	(12,516)	(12,538)
	(34,903)	(7,022)	(12,516)	(54,441)
Segment income (loss)	(25,930)	950	(12,516)	(37,496)

Revenues-supplemental:
Environmental services	—	7,972	—	7,972
Toll milling services-deferred revenue (note 12)	5,987	—	—	5,987
Uranium concentrate sales	2,986	—	—	2,986
	8,973	7,972	—	16,945

Capital additions:
Property, plant and equipment (note 10)	2,321	313	4,631	7,265

Long-lived assets:
Plant and equipment
Cost	98,953	4,385	5,493	108,831
Accumulated depreciation	(31,820)	(2,983)	(742)	(35,545)
Mineral properties	180,219	—	—	180,219
	247,352	1,402	4,751	253,505

For the year ended December 31, 2021, reportable segment results were as follows:

		Closed
		Mines	Corporate
(in thousands)	Mining	Services	and Other	Total

Statement of Operations:
Revenues	3,207	8,829	7,964	20,000

Expenses:
Operating expenses	(5,110)	(7,791)	—	(12,901)
Exploration	(4,477)	—	—	(4,477)
Evaluation	(15,521)	—	—	(15,521)
General and administrative	(19)	—	(9,672)	(9,691)
	(25,127)	(7,791)	(9,672)	(42,590)
Segment income (loss)	(21,920)	1,038	(1,708)	(22,590)

Revenues-supplemental:
Environmental services	—	8,829	—	8,829
Management fees	—	—	7,964	7,964
Toll milling services-deferred revenue (note 12)	3,207	—	—	3,207
	3,207	8,829	7,964	20,000

Capital additions:
Property, plant and equipment (note 10)	1,009	102	191	1,302

Long-lived assets:
Plant and equipment
Cost	101,392	4,182	1,062	106,636
Accumulated depreciation	(28,542)	(2,907)	(513)	(31,962)
Mineral properties	179,788	—	—	179,788
	252,638	1,275	549	254,462

Expected future revenue, by segment

					There-
(in thousands)	2023	2024	2025	2026	after	Total

Revenues-by Segment:
Closed Mines Services
Environmental services	4,448	467	—	—	—	4,915
Total Revenue Commitments	4,448	467	—	—	—	4,915